Goodwill and intangible assets - Impairment testing (Details) - USD ($) $ in Millions	Dec. 31, 2024	Oct. 01, 2024	Dec. 31, 2023	Oct. 01, 2023
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 12,384		$ 12,487
HSBC UK Bank plc | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Carrying amount		$ 12,785		$ 11,167
Value in use		27,118		27,933
Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets	$ 4,118		$ 4,323
Goodwill | HSBC UK Bank plc | Wealth and Personal Banking
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 2,843		$ 2,597
Discount rate		10.60%		10.40%
Growth rate beyond initial cash flow		2.00%		2.00%
Goodwill | Goodwill
Disclosure of information for cash-generating units [line items]
Goodwill and intangible assets		$ 1,493		$ 1,599